Schedule of Investments(a)
July 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.84%
Aerospace & Defense–1.11%
Curtiss-Wright Corp.	178,965	$21,171,560
Agricultural & Farm Machinery–2.19%
AGCO Corp.	316,225	41,776,485
Airlines–1.65%
Frontier Group Holdings, Inc.(b)(c)	1,829,013	26,959,651
Southwest Airlines Co.(b)	91,561	4,625,662
		31,585,313
Apparel, Accessories & Luxury Goods–3.64%
Ralph Lauren Corp.	301,425	34,217,766
Tapestry, Inc.(b)	837,654	35,432,764
		69,650,530
Auto Parts & Equipment–2.53%
Lear Corp.	276,432	48,370,071
Broadcasting–2.55%
Discovery, Inc., Class A(b)(c)	925,399	26,845,825
Nexstar Media Group, Inc., Class A	148,806	21,884,898
		48,730,723
Building Products–2.37%
Johnson Controls International PLC	633,049	45,212,360
Communications Equipment–2.09%
Ciena Corp.(b)	685,538	39,857,179
Construction Machinery & Heavy Trucks–2.35%
Oshkosh Corp.	375,717	44,916,967
Consumer Finance–3.13%
Ally Financial, Inc.	1,163,604	59,762,701
Copper–1.35%
Freeport-McMoRan, Inc.	676,945	25,791,604
Data Processing & Outsourced Services–1.76%
Sabre Corp.(b)(c)	2,852,335	33,629,030
Distributors–1.99%
LKQ Corp.(b)	750,554	38,090,615
Diversified Chemicals–2.09%
Eastman Chemical Co.	354,623	39,973,105
Electric Utilities–5.24%
Entergy Corp.	303,338	31,219,547
Evergy, Inc.	523,048	34,113,191
Exelon Corp.	742,423	34,745,396
		100,078,134
Electrical Components & Equipment–3.15%
Vertiv Holdings Co.	2,145,749	60,166,802
Electronic Equipment & Instruments–2.05%
Vontier Corp.	1,212,434	39,222,240
Shares		Value
Food Distributors–2.02%
Performance Food Group Co.(b)	844,593	$38,699,251
General Merchandise Stores–1.78%
Dollar Tree, Inc.(b)	340,141	33,942,670
Health Care Distributors–2.05%
Henry Schein, Inc.(b)	489,109	39,202,086
Health Care Facilities–2.79%
Encompass Health Corp.	465,961	38,791,253
Universal Health Services, Inc., Class B	90,789	14,563,464
		53,354,717
Health Care Technology–1.64%
Cerner Corp.	85,762	6,894,407
Inovalon Holdings, Inc., Class A(b)	643,697	24,383,243
		31,277,650
Hotels, Resorts & Cruise Lines–2.28%
Wyndham Hotels & Resorts, Inc.	604,674	43,572,808
Industrial Machinery–1.96%
Kennametal, Inc.	1,033,649	37,469,776
Industrial REITs–2.25%
First Industrial Realty Trust, Inc.	784,729	42,987,455
Insurance Brokers–2.67%
Arthur J. Gallagher & Co.	365,902	50,973,808
Investment Banking & Brokerage–1.76%
Stifel Financial Corp.	504,396	33,562,510
Life & Health Insurance–3.60%
Athene Holding Ltd., Class A(b)	1,064,917	68,814,937
Managed Health Care–2.02%
Centene Corp.(b)	562,121	38,567,122
Marine–2.03%
Kirby Corp.(b)	671,324	38,876,373
Oil & Gas Exploration & Production–5.05%
Devon Energy Corp.	2,077,686	53,687,406
Pioneer Natural Resources Co.	295,226	42,917,004
		96,604,410
Other Diversified Financial Services–2.96%
Voya Financial, Inc.(c)	879,825	56,660,730
Paper Packaging–2.13%
Westrock Co.	828,561	40,773,487
Regional Banks–8.69%
Huntington Bancshares, Inc.	3,344,787	47,094,601
KeyCorp	2,066,984	40,636,905
Wintrust Financial Corp.	507,085	36,205,869
Zions Bancorporation N.A.	808,406	42,158,373
		166,095,748

See accompanying notes which are an integral part of this schedule.
Invesco American Value Fund

Shares		Value
Residential REITs–4.35%
American Homes 4 Rent, Class A(c)	909,326	$38,191,692
UDR, Inc.	818,632	45,016,574
		83,208,266
Semiconductor Equipment–1.65%
MKS Instruments, Inc.	200,977	31,440,842
Soft Drinks–2.21%
Coca-Cola Europacific Partners PLC (United Kingdom)	679,390	42,162,943
Trucking–0.71%
Knight-Swift Transportation Holdings, Inc.	271,517	13,491,680
Total Common Stocks & Other Equity Interests (Cost $1,348,547,775)		1,869,724,688
Money Market Funds–2.23%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	13,146,942	13,146,942
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	14,545,108	14,550,926
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	15,025,076	15,025,076
Total Money Market Funds (Cost $42,719,752)		42,722,944
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $1,391,267,527)		1,912,447,632
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.28%
Invesco Private Government Fund, 0.02%(d)(e)(f)	36,007,067	$36,007,067
Invesco Private Prime Fund, 0.12%(d)(e)(f)	83,982,898	84,016,492
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $120,023,559)		120,023,559
TOTAL INVESTMENTS IN SECURITIES–106.35% (Cost $1,511,291,086)		2,032,471,191
OTHER ASSETS LESS LIABILITIES—(6.35)%		(121,412,481)
NET ASSETS–100.00%		$1,911,058,710
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$14,156,744	$24,660,944	$(25,670,746)	$-	$-	$13,146,942	$915
Invesco Liquid Assets Portfolio, Institutional Class	15,093,238	17,614,960	(18,157,273)	1	-	14,550,926	387
Invesco Treasury Portfolio, Institutional Class	16,179,136	28,183,936	(29,337,996)	-	-	15,025,076	406
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	108,209,820	(72,202,753)	-	-	36,007,067	939*
Invesco Private Prime Fund	-	175,256,978	(91,240,486)	-	-	84,016,492	14,752*
Total	$45,429,118	$353,926,638	$(236,609,254)	$1	$-	$162,746,503	$17,399

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco American Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,869,724,688	$—	$—	$1,869,724,688
Money Market Funds	42,722,944	120,023,559	—	162,746,503
Total Investments	$1,912,447,632	$120,023,559	$—	$2,032,471,191
Invesco American Value Fund